Financial structure and financial costs - Hedging instruments and hedged items by strategy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonds | Interest Rate Swap | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	6,767	8,063	8,012
Carrying amount of hedging instruments assets	$ 303	$ 527	$ 270
Carrying amount of hedging instruments liabilities	(36)	(15)	(75)
Carrying amount of hedged items liabilities	(7,037)	(8,586)	(7,450)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ (837)	$ (1,136)	$ (795)
Bonds | Interest Rate Swap | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	12,782	12,781	12,782
Carrying amount of hedging instruments assets			$ 25
Carrying amount of hedging instruments liabilities	$ (736)	$ (1,441)	$ (527)
Bonds | Cross Currency Swaps | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	9,566	11,011	14,357
Carrying amount of hedging instruments assets	$ 154	$ 836	$ 124
Carrying amount of hedging instruments liabilities	(382)	(211)	(1,011)
Carrying amount of hedged items liabilities	(8,865)	(11,109)	(14,357)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 701	$ (98)	$ 1,290
Bonds | Cross Currency Swaps | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	17,511	17,511	12,604
Carrying amount of hedging instruments assets	$ 372	$ 1,856	$ 19
Carrying amount of hedging instruments liabilities	(660)	(32)	(431)
End of hedging (before 2018) | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ (27)	$ (47)	$ (71)